                                    CERTIFICATION


              Pursuant to Rule 497(j), Neuberger & Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-582) (the "Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to the Neuberger & Berman International Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 71 ("Amendment No. 71") to its Registration Statement and (b) that Amendment No. 71 was filed electronically.


                                       /s/ Claudia A. Brandon
     Dated:  November 28, 1995  By: --------------------------

                                                        Claudia A. Brandon